3. MATERIAL ACCOUNTING POLICIES: Marketable Securities (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Marketable Securities

Marketable Securities

The Company classifies short-term investments in marketable securities as current assets. As of December 31, 2025, the Company held marketable securities totaling $9,093,887 (December 31, 2024: Nil ), representing amounts held in the Cash Investment (CAN) account and related short-term investment vehicles. These are measured at fair value through profit or loss. As of December 31, 2025, the marketable securities are invested through BMO and Merrill (Bank of America) in Bonds $744,822, ETFs 1,409,403, Liquid and Treasury Funds 4,477,230, Redeemable Short-Term Investment Certificates $ 500,000 and other short-term securities $1,962,432. The Unrealized loss on marketable securities as on December 31, 2025 is $ 139,142.